Capital stock - Additional Information (Details)																	6 Months Ended		12 Months Ended
	Jan. 14, 2026 shares	Dec. 19, 2025 USD ($) $ / shares shares	Aug. 15, 2025 $ / shares shares	Jan. 17, 2025 USD ($) shares	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 USD ($) shares	Sep. 16, 2024 $ / shares shares	Aug. 16, 2024 shares	Jan. 17, 2024 shares	Dec. 21, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Nov. 23, 2020	Feb. 28, 2026 USD ($) shares	Feb. 28, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2024 shares	Feb. 28, 2026 $ / shares
Capital stock
Exercise price of warrants | $ / shares		$ 15	$ 100		$ 600		$ 4,500			$ 56,700	$ 56,700	$ 218,700	$ 218,700	$ 218,700	$ 227,340
Initial Recognition of Derivative Liabilities | $																	$ 2,867,806	$ 2,215,564
Number of warrants to purchase voting common shares issued		400,008	4,382		592		56			3		8	14	11	9
Number of Voting Common Shares issued to third parties in exchange for services																	22,541
Number of Voting Common Shares value issued to third parties in exchange for services | $																	$ 190,788
Reverse stock split ratio	40
Additional voting common shares	71,416
Number of shares issued	40
Warrants term		5 years	5 years		5 years 6 months		5 years			5 years		3 years	3 years	3 years	3 years	5 years
Number of reverse stock splits	1
At the market public offering
Capital stock
Net transaction costs | $																	$ 53,467
Number of shares issued																	204,936
Net proceeds from this capital raise | $																	$ 506,608
Private placement
Capital stock
Exercise price of warrants | $ / shares		$ 15
Initial Recognition of Derivative Liabilities | $		$ 2,867,806
Number of warrants to purchase voting common shares issued																		318,750
Securities issuance - warrants exchanged (in shares)		400,008
Net transaction costs | $		$ 842,707
Number of shares issued		481,251
Total cash consideration | $		$ 8,753,801
Warrants term		5 years
Pre-funded warrants
Capital stock
Amount of value of shares converted | $																	$ 3,812,250
Securities issuance - pre-funded warrants converted (in shares)																	318,750	318,750
Derivatives | Series A Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares											$ 56,700
Shares issued upon conversion of convertible preferred stock																			26	38
Number of shares converted						1,950													400	650
Convertible preferred shares						123
Number of warrants issued								60		60	1
Securities issuance - warrants exchanged (in shares)								105
Number of shares issued										3,000
Common Shares at a value | $						$ 71,784													$ 71,784
Warrants term											5 years
Derivatives | Series B Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares											$ 56,700
Number of shares converted				3,000					3,000
Convertible preferred shares				186
Number of warrants issued									53		1
Common Shares at a value | $				$ 136,298															$ 136,298
Warrants term											5 years
Pre-funded warrants
Capital stock
Exercise price of warrants | $ / shares																					$ 54
Number of warrants to purchase voting common shares issued																	1
Securities issuance - pre-funded warrants converted (in shares)																	(318,750)	(1,126)
Securities issuance - pre-funded warrants converted | $																	$ (3,812,250)	$ (562,500)
Pre-funded warrants | Derivatives | Series A Convertible Preferred Shares
Capital stock
Securities issuance - warrants exchanged (in shares)								2
Issued capital [member]
Capital stock
Securities issuance - pre-funded warrants converted (in shares)																	318,750	1,126
Securities issuance - pre-funded warrants converted | $																	$ 3,812,250	$ 562,500